STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 10) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	May. 22, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
IBC Warrant
Stockholders Equity Note [Line Items]
Aggregate Number of Warrants			30,000
Exercise price of warrants (in dollars per share)			$ 3.00
Fair value adjustment of warrants	$ 30,000
Fair value measurements, valuation technique	Black-Scholes option-pricing model
Expected volatility	768.00%
Risk free interest rate	0.06%
Expected term	4 years 9 months 18 days
Dividend yield	0.00%
Compensation expense for warrants in salaries, commission and related taxes	$ 30,000
Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Aggregate Number of Warrants			1,140,000
Exercise price of warrants (in dollars per share)			$ 3.00
Fair value adjustment of warrants	$ 1,664,400
Fair value measurements, valuation technique	Black-Scholes option-pricing model
Expected volatility	769.00%
Risk free interest rate	0.05%
Expected term	4 years 4 months 24 days
Dividend yield	0.00%
Compensation expense for warrants in salaries, commission and related taxes	$ 1,664,400